Provisions (Details) - Schedule of workers’ profit sharing - PEN (S/) S/ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Schedule of Workers Profit Sharing [Abstract]
Cost of sales, note 23	S/ 15,165	S/ 13,887
Administrative expenses, note 23	12,520	8,935
Selling and distribution expenses, note 23	3,287	2,227
Investment	1,189	116
Working profit	S/ 32,161	S/ 25,165